Note 37 - Subsidiaries with significant non-controlling interests (Detail) - DWS Group GmbH and Co. KGaA [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subsidiaries with significant non-controlling interests, DWS Group GmbH & Co. KGaA [Line Items]
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	20.51%
Place of business	Global	Global
Net income (loss) attributable to noncontrolling interests	€ 117	€ 105
Accumulated non-controlling interests of the subsidiary	1,412	1,420
Dividends paid to noncontrolling interests	69	56
Summarised financial information [Abstract]
Total assets	10,448	10,952
Total liabilities	3,685	4,100
Total net revenues	2,237	2,389
Net income (loss)	558	512
Total comprehensive income (loss), net of tax	€ 259	€ 583